CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales	$ 1,313	$ 1,250		$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Cost of sales	1,040	966		4,193		3,986		3,951
Selling, general and administrative expenses	161	156		671		599		631
Interest expense	41	43		165		170		180
Other income, net	(10)	(20)		(28)		(8)		(378)
Income from continuing operations before income taxes	81	105		317	[2]	199	[2]	274	[2]
Income tax provision	30	34		96		9		110
Income from continuing operations	51	71		221		190		164
Income (loss) from discontinued operations, net of income taxes	(1)	(5)		29		(80)		61
Net income	50	66		250		110		225
Less: Net income attributable to non-controlling interests, net of income taxes	1	1		4		4		0
Net income attributable to the company	49	65	[3]	246	[3],[4]	106	[5]	225
Income from continuing operations attributable to the company	$ 50	$ 70		$ 217		$ 186		$ 164
Net income per share attributable to the company - basic:
Income from continuing operations	$ 0.30	$ 0.41		$ 1.27		$ 1.09		$ 0.96
Income (loss) from discontinued operations	$ (0.01)	$ (0.03)		$ 0.18		$ (0.47)		$ 0.35
Net income attributable to the company	$ 0.29	$ 0.38		$ 1.45		$ 0.62		$ 1.31
Net income per share attributable to the company - diluted:
Income from continuing operations	$ 0.29	$ 0.40		$ 1.25		$ 1.08		$ 0.95
Income (loss) from discontinued operations	$ (0.01)	$ (0.02)		$ 0.17		$ (0.46)		$ 0.35
Net income attributable to the company	$ 0.28	$ 0.38	[3]	$ 1.42		$ 0.62		$ 1.30
Shares used to compute net income per share attributable to the company:
Basic	171.9	169.0		170.4		170.3		171.3
Diluted	175.3	172.7		174.1		172.7		173.2
Cash dividends per share	$ 0.25	$ 0.25		$ 1.00		$ 0.94		$ 0.92

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[3]	First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.
[4]	Fourth quarter and full-year 2011 results, as previously reported in the company's earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan. Included is this adjustment to full-year 2011 earnings are amounts attributable to annual periods prior to 2011 of $12 million before taxes ($8 million after taxes or $0.04 per share). Included is this adjustment to fourth quarter 2011 earnings are amounts attributable to periods prior to the fourth quarter of 2011 of $14 million before taxes ($10 million after taxes or $0.05 per share). The impact to full-year 2011 gross profit was $12 million ($10 million attributable to periods prior to 2011). The impact to fourth quarter 2011 gross profit was $12 million ($11 million attributable to periods prior to the fourth quarter of 2011). The adjustments attributable to periods prior to the fourth quarter of 2011 were deemed immaterial to the current period and to any individual period prior to the fourth quarter of 2011.
[5]	First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.